Statements of Changes in Equity	Common shares DSUs and RSUs CAD ($) EquityInstruments	Common shares CAD ($) Options shares	Contributed surplus DSUs and RSUs CAD ($)	Contributed surplus CAD ($)	Warrants CAD ($)	Other reserves CAD ($)	Deficit CAD ($)	CAD ($) shares
Balance - beginning of year at Dec. 31, 2019		$ 42,185,794		$ 6,954,447	$ 2,337,372	$ 415,915	$ (36,294,063)	$ 15,599,465
Balance, beginning of year (in shares) at Dec. 31, 2019 | shares		47,824,212
Shares issued - options exercised		$ 1,465,658						$ 1,465,658
Shares issued - options exercised (in shares)		1,133,482						1,133,482
Equity financing (note 8 (b))		$ 10,617,887						$ 10,617,887
Equity financing (note 8 (b)) (in shares) | shares		1,968,000
Warrants issued - term loan (note 17)				(1,922,271)				(1,922,271)
Share-based compensation				998,307				998,307
Shares issued - Warrants exercised		$ 1,601,418		1,090,965	(1,090,965)			1,601,418
Shares issued - Warrants exercised (in shares) | shares		1,417,623
Shares issued - DSUs/RSUs exercised (notes 8(d) and 8(e))	$ 1,112,354		$ (1,112,354)
Shares issued - DSUs/RSUs exercised (notes 8(d) and 8(e)) (in shares) | EquityInstruments	1,078,707
Other comprehensive income						(866)		(866)
Warrants cancelled and forfeited				1,215,128	(1,215,128)
Net income for the year							3,690,990	3,690,990
Balance - End of year at Dec. 31, 2020		$ 56,983,111		7,224,222	31,279	415,049	(32,603,073)	$ 32,050,588
Balance, end of year (in shares) at Dec. 31, 2020 | shares		53,422,024						53,422,024
Shares issued - options exercised		$ 1,072,089						$ 1,072,089
Shares issued - options exercised (in shares)		757,183						745,517
Equity financing (note 8 (b))		$ 63,955,491						$ 63,955,491
Equity financing (note 8 (b)) (in shares) | shares		5,665,025
Share-based compensation				5,329,438				5,329,438
Shares issued - Warrants exercised		$ 61,723		31,279	$ (31,279)			61,723
Shares issued - Warrants exercised (in shares) | shares		39,821
Shares issued - DSUs/RSUs exercised (notes 8(d) and 8(e))	$ 1,963,963		$ (1,963,963)
Shares issued - DSUs/RSUs exercised (notes 8(d) and 8(e)) (in shares) | EquityInstruments	849,750
Other comprehensive income						31,169		31,169
Net income for the year							10,555,510	10,555,510
Balance - End of year at Dec. 31, 2021		$ 124,036,377		$ 10,620,976		$ 446,218	$ (22,047,563)	$ 113,056,008
Balance, end of year (in shares) at Dec. 31, 2021 | shares		60,733,803						60,733,803